USAA SMALL CAP STOCK FUND
Fund Shares and Institutional Shares
SUPPLEMENT DATED APRIL 1, 2019
TO THE FUND'S PROSPECTUS
DATED DECEMBER 1, 2018
AS SUPPLEMENTED DECEMBER 1, 2018
This Supplement updates certain information contained in the above-dated prospectus for the USAA Small Cap Stock Fund (the Fund). Please review this important information carefully.
Effective April 1, 2019, Stacey Nutt is no longer managing a portion of the Fund subadvised by ClariVest; and therefore, all references to Mr. Nutt in the Fund’s prospectus are hereby deleted.
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.
99352-0319